Leases - Schedule of Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Year ending December 31
2026	$ 5,248
2027	5,408
2028	5,332
2029	4,691
2030	4,195
2031 & thereafter	17,106
Total commitments	41,980
Less: effect of discounting cash flows to their present value	(3,255)
Operating lease liabilities	$ 38,725	$ 35,604